Pledged Assets and Collateral (Amounts Pledged as Collateral for Borrowings and for Other Purposes) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2019	Mar. 31, 2018
Financial Instruments Owned and Pledged as Collateral [Line Items]
Interest-bearing deposits in other banks	¥ 68	¥ 37
Trading account assets	4,137	5,611
Investments	6,076	6,500
Loans	4,055	5,229
Other assets	1,886	2,099
Total	¥ 16,222	¥ 19,476